Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,716,000
Previously Paid Amount	0.00
Total Fee Amount	513.18
Total Offset Amount	0.00
Net Fee	513.18
Narrative - Max Aggregate Offering Price	$ 3,716,000
Final Prospectus	true